Label	Element	Value
Document And Entity Information [Abstract]	aic_DocumentAndEntityInformationAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 13, 2017
Registrant Name	dei_EntityRegistrantName	ADVISORS' INNER CIRCLE FUND
Central Index Key	dei_EntityCentralIndexKey	0000878719
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 13, 2017
Document Effective Date	dei_DocumentEffectiveDate	Dec. 13, 2017
Prospectus Date	rr_ProspectusDate	Dec. 13, 2017